Acquisition of Asanko Gold - Summary of Key Assumptions Used to Determine Fair Value of Redeemable Preference Shares at Acquisition (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [abstract]
Par value of the preference shares	$ 165.0
Market-related interest rate	7.85%
Expected redemption period - 2020 to 2023	5 years